Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Cash Flows - Parent [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (29,571,661)	$ (18,564,794)	$ (5,481,927)
Stock-based compensation expense	1,101,800	252,095
Finance costs	62,371	230,267
Impairment of goodwill	2,267,583
Equity loss from equity investments	14,262,703	14,262,705	3,748,142
Other receivables, net	(99,215)	(3,167)	(5,833)
Other payables and liabilities	6,625,255	(25,834,800)	(7,405,803)
Net cash used in operating activities	(5,351,164)	(29,657,694)	(9,145,421)
Financing activities
Proceeds from issue of shares	20,867,386	20,346,353	13,244,329
Proceeds from exercise of warrants	506,693	3,014,710
Proceeds from a convertible note		1,500,000
Cash repayment for a convertible note	(554,238)
Cash paid for the cancellation of fractional shares	(49,664)
Net cash provided by financing activities	20,770,177	24,860,063	13,244,329
Net increase (decrease) in cash and cash equivalents, and restricted cash	15,419,013	(4,796,631)	4,098,908
Cash and cash equivalents at beginning of year	332,617	5,129,248	1,030,340
Cash and cash equivalents at end of year	$ 15,751,630	$ 332,617	$ 5,129,248